Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended						60 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 HKD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefits	¥ 18,859,000			¥ 15,313,000	¥ 15,313,000			$ 2,590	$ 2,103
Income tax provision	722,000	$ 99		1,101,000	993,000
Deferred tax assets, valuation allowance	25,967,000			35,196,000	30,521,000			3,566	4,834
Unrecognized tax benefits	¥ 18,859,000			15,313,000	15,313,000			2,590	$ 2,103
Minimum
Income Taxes [Line Items]
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability	50.00%	50.00%	50.00%
Inland Revenue, Hong Kong | Foreign Tax Authority
Income Taxes [Line Items]
Tax loss carry-forward not subject to expiration	¥ 15,190,000							2,086
Inland Revenue, Hong Kong | Foreign Tax Authority | Four Seasons Hong Kong
Income Taxes [Line Items]
Profit limit to determine lower tax rate | $			$ 2,000
Percentage of lower tax rate on the basis of profit	8.25%	8.25%	8.25%
Income tax rate, percent	16.50%	16.50%	16.50%
Assessable income	¥ 0			0	0
State Administration of Taxation, PRC | Foreign Tax Authority
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%	25.00%
Income tax provision	¥ 722,000	$ 99		1,101,000	¥ 993,000
Tax loss carry-forward subject to expiration	56,365,000							7,739
Deferred tax assets, valuation allowance	¥ 25,967,000			35,196,000				3,566
Period of statute of limitations for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent	3 years	3 years	3 years
Period of statute of limitations for underpayment of taxes more than specified amount	5 years	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitation to be extended to five years under special circumstance	¥ 100,000
Period of statute of limitations for related party transaction	10 years	10 years	10 years
Tax reduction, Description	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.
Withholding income tax percentage if investor holds less than 25% in the FIE	10.00%	10.00%	10.00%
Reduced withholding tax rate, if investor holds at least 25% in the FIE	5.00%	5.00%	5.00%
Minimum percentage of FIEs holding for reduction in withholding income tax rate	25.00%	25.00%	25.00%
Withholding income taxes, undistributed earnings of foreign subsidiaries	¥ 0			0
Deferred tax assets on tax losses carry forward	¥ 27,492,000			¥ 36,321,000				$ 3,775
State Administration of Taxation, PRC | Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2026	2026	2026
State Administration of Taxation, PRC | Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2030	2030	2030
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi
Income Taxes [Line Items]
Taxable income limit low						¥ 1,000,000
Tax reduction term percentage low						12.50%
Tax reduction term percentage high						25.00%
Effective tax rate						20.00%
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi | Forecast
Income Taxes [Line Items]
Taxable income limit low							¥ 3,000,000
Tax reduction term percentage low							25.00%
Effective tax rate							20.00%
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi | Minimum
Income Taxes [Line Items]
Taxable income limit						¥ 1,000,000
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi | Maximum
Income Taxes [Line Items]
Taxable income limit						¥ 3,000,000